Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 07, 2021
Registrant Name	Johnson Mutual Funds Trust
Entity Central Index Key	0000892657
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 07, 2021
Document Effective Date	Sep. 07, 2021
Prospectus Date	Sep. 07, 2021
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund
Prospectus:
Trading Symbol	JCPLX